Segment information - Segment revenue to consolidated net income - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	€ 42,238	€ 41,381	€ 40,859
External purchases	(17,897)	(18,563)	(18,381)
Other operating income	720	580	613
Other operating expenses	(599)	(505)	(724)
Labor expenses	(8,494)	(9,074)	(8,574)
Operating taxes and levies	(1,827)	(1,840)	(1,846)
Gains (losses) on disposal of fixed assets, investments and activities	277	197	83
Restructuring costs	(132)	(199)	(167)
Depreciation and amortization of financed assets	(14)
Depreciation and amortization of right-of-use assets	(1,239)
Impairment of right-of-use assets	(33)
Depreciation and amortization of fixed assets	(7,110)	(7,047)	(6,846)
Reclassification of translation adjustment from liquidated entities	12	1	(8)
Impairment of goodwill	(54)	(56)	(20)
Impairment of fixed assets	73	(49)	(190)
Share of profits (losses) of associates and joint ventures	8	3	6
Operating income	5,927	4,829	4,778
Cost of gross financial debt excluding financed assets	(1,108)	(1,341)	(1,274)
Interests on debts related to financed assets	(1)
Gains (losses) on assets contributing to net financial debt	5	9	11
Foreign exchange gain (loss)	76	(4)	(63)
Interests on lease liabilities	(122)
Other net financial expenses	15	25	(17)
Effects resulting from BT sale	(119)	(51)	(372)
Finance costs, net	(1,254)	(1,362)	(1,715)
Income tax	(1,447)	(1,309)	(1,052)
Consolidated net income of continuing operations	3,226	2,158	2,011
Consolidated net income of discontinued operations		0	29
Consolidated net income	3,226	2,158	2,040
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue	(4)	(3)	(2)
External purchases	5	3	2
Other operating income	(17)	(20)	(7)
Other operating expenses	17	21	8
EBITDAaL	1
Operating income	1	1	1
Presentation adjustments [member]
Disclosure of operating segments [line items]
Other operating income			14
Other operating expenses	(72)	(9)	(290)
Labor expenses	(24)	(806)	(374)
Operating taxes and levies		(31)	5
Gains (losses) on disposal of fixed assets, investments and activities	277	17	(5)
Restructuring costs	(132)	(199)	(167)
Impairment of right-of-use assets	(33)
Interests on debts related to financed assets	1
Interests on lease liabilities	122
EBITDAaL	138
Significant litigations	49
Specific labour expenses	23
Fixed assets, investments and businesses portfolio review	(277)
Restructuring programs costs	165
Acquisition and integration costs	24
Elimination of interests on debts related to financed assets	(1)
Elimination of interests on lease liabilities	(122)
Total Telecom activities and Orange Bank [member]
Disclosure of operating segments [line items]
Revenue	42,238	41,381	40,859
External purchases	(17,897)	(18,563)	(18,381)
Other operating income	720	580	599
Other operating expenses	(527)	(496)	(434)
Labor expenses	(8,470)	(8,268)	(8,200)
Operating taxes and levies	(1,827)	(1,809)	(1,851)
Gains (losses) on disposal of fixed assets, investments and activities		180	88
Depreciation and amortization of financed assets	(14)
Depreciation and amortization of right-of-use assets	(1,239)
Interests on debts related to financed assets	(1)
Interests on lease liabilities	(122)
EBITDAaL	12,860
Significant litigations	(49)
Specific labour expenses	(23)
Fixed assets, investments and businesses portfolio review	277
Restructuring programs costs	(165)
Acquisition and integration costs	(24)
Depreciation and amortization of fixed assets	(7,110)	(7,047)	(6,846)
Reclassification of translation adjustment from liquidated entities	12	1	(8)
Impairment of goodwill	(54)	(56)	(20)
Impairment of fixed assets	73	(49)	(190)
Share of profits (losses) of associates and joint ventures	8	3	6
Elimination of interests on debts related to financed assets	1
Elimination of interests on lease liabilities	122
Operating income	5,927	4,829	4,778
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	42,242	41,384	40,861
External purchases	(17,806)	(18,479)	(18,320)
Other operating income	694	556	528
Other operating expenses	(515)	(484)	(428)
Labor expenses	(8,397)	(8,198)	(8,138)
Operating taxes and levies	(1,827)	(1,808)	(1,850)
Gains (losses) on disposal of fixed assets, investments and activities		180	88
Depreciation and amortization of financed assets	(14)
Depreciation and amortization of right-of-use assets	(1,237)
Interests on debts related to financed assets	(1)
Interests on lease liabilities	(122)
EBITDAaL	13,019
Significant litigations	(49)
Specific labour expenses	(23)
Fixed assets, investments and businesses portfolio review	277
Restructuring programs costs	(163)
Acquisition and integration costs	(24)
Depreciation and amortization of fixed assets	(7,086)	(7,026)	(6,842)
Reclassification of translation adjustment from liquidated entities	12	1	(8)
Impairment of goodwill	(54)	(56)	(20)
Impairment of fixed assets	73	(49)	(190)
Share of profits (losses) of associates and joint ventures	8	3	6
Elimination of interests on debts related to financed assets	1
Elimination of interests on lease liabilities	122
Operating income	6,112	4,997	4,870
Gains (losses) on assets contributing to net financial debt	5	9	11
Foreign exchange gain (loss)	76	(4)	(63)
Effects resulting from BT sale	(119)	(51)	(372)
Finance costs, net	(1,254)	(1,362)	(1,715)
Consolidated net income	3,411	2,326	2,134
France, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	18,154	18,211	18,046
External purchases	(7,036)	(7,167)	(7,123)
Other operating income	1,392	1,377	1,453
Other operating expenses	(553)	(535)	(553)
Labor expenses	(3,730)	(3,833)	(3,987)
Operating taxes and levies	(893)	(977)	(965)
Gains (losses) on disposal of fixed assets, investments and activities			7
Depreciation and amortization of financed assets	(14)
Depreciation and amortization of right-of-use assets	(175)
Interests on debts related to financed assets	(1)
Interests on lease liabilities	(9)
EBITDAaL	7,135
Specific labour expenses	(32)
Fixed assets, investments and businesses portfolio review	4
Restructuring programs costs	(45)
Depreciation and amortization of fixed assets	(3,179)	(3,148)	(3,073)
Impairment of fixed assets	(1)	(2)	(3)
Share of profits (losses) of associates and joint ventures	0
Elimination of interests on debts related to financed assets	1
Elimination of interests on lease liabilities	9
Operating income	3,892	3,198	3,368
Spain, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,280	5,349	5,231
External purchases	(2,907)	(3,204)	(3,157)
Other operating income	221	155	110
Other operating expenses	(207)	(211)	(202)
Labor expenses	(271)	(263)	(255)
Operating taxes and levies	(160)	(161)	(160)
Gains (losses) on disposal of fixed assets, investments and activities		35
Depreciation and amortization of right-of-use assets	(298)
Interests on lease liabilities	(12)
EBITDAaL	1,646
Fixed assets, investments and businesses portfolio review	56
Restructuring programs costs	(12)
Acquisition and integration costs	0
Depreciation and amortization of fixed assets	(1,076)	(1,105)	(1,008)
Elimination of interests on lease liabilities	12
Operating income	626	555	555
Europe (excluding France and Spain), operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,783	5,687	5,578
External purchases	(3,341)	(3,412)	(3,368)
Other operating income	148	130	146
Other operating expenses	(173)	(168)	(149)
Labor expenses	(678)	(681)	(690)
Operating taxes and levies	(84)	(93)	(88)
Gains (losses) on disposal of fixed assets, investments and activities		45	27
Depreciation and amortization of right-of-use assets	(147)
Interests on lease liabilities	(17)
EBITDAaL	1,492
Specific labour expenses	2
Fixed assets, investments and businesses portfolio review	63
Restructuring programs costs	(55)
Acquisition and integration costs	(5)
Depreciation and amortization of fixed assets	(1,119)	(1,164)	(1,157)
Reclassification of translation adjustment from liquidated entities	0
Impairment of goodwill			(19)
Impairment of fixed assets	(15)	1	(1)
Share of profits (losses) of associates and joint ventures	1
Elimination of interests on lease liabilities	17
Operating income	382	339	240
Africa and Middle-East, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	5,646	5,190	5,030
External purchases	(2,465)	(2,521)	(2,444)
Other operating income	72	68	73
Other operating expenses	(245)	(231)	(209)
Labor expenses	(507)	(468)	(426)
Operating taxes and levies	(495)	(391)	(418)
Gains (losses) on disposal of fixed assets, investments and activities		20	6
Depreciation and amortization of right-of-use assets	(121)
Interests on lease liabilities	(70)
EBITDAaL	1,815
Fixed assets, investments and businesses portfolio review	(19)
Restructuring programs costs	(4)
Depreciation and amortization of fixed assets	(972)	(906)	(902)
Reclassification of translation adjustment from liquidated entities	2
Impairment of goodwill	(54)	(56)	(1)
Impairment of fixed assets	89	(46)	(180)
Share of profits (losses) of associates and joint ventures	12	12	14
Elimination of interests on lease liabilities	70
Operating income	939	659	522
Enterprise, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	7,820	7,292	7,251
External purchases	(3,991)	(3,696)	(3,735)
Other operating income	169	148	169
Other operating expenses	(634)	(661)	(652)
Labor expenses	(1,949)	(1,718)	(1,588)
Operating taxes and levies	(115)	(120)	(139)
Depreciation and amortization of right-of-use assets	(104)
Interests on lease liabilities	(4)
EBITDAaL	1,191
Specific labour expenses	1
Fixed assets, investments and businesses portfolio review	0
Restructuring programs costs	(16)
Acquisition and integration costs	(11)
Depreciation and amortization of fixed assets	(399)	(387)	(371)
Reclassification of translation adjustment from liquidated entities	0
Impairment of fixed assets	1
Share of profits (losses) of associates and joint ventures	1	(1)	1
Elimination of interests on lease liabilities	4
Operating income	772	765	889
International Carriers and Shared Services, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	1,498	1,534	1,651
External purchases	(2,041)	(2,469)	(2,771)
Other operating income	2,088	2,146	2,318
Other operating expenses	(63)	(35)	(52)
Labor expenses	(1,261)	(1,235)	(1,192)
Operating taxes and levies	(80)	(66)	(80)
Gains (losses) on disposal of fixed assets, investments and activities		80	48
Depreciation and amortization of right-of-use assets	(391)
Interests on lease liabilities	(10)
EBITDAaL	(261)
Significant litigations	(49)
Specific labour expenses	6
Fixed assets, investments and businesses portfolio review	172
Restructuring programs costs	(31)
Acquisition and integration costs	(8)
Depreciation and amortization of fixed assets	(340)	(316)	(331)
Reclassification of translation adjustment from liquidated entities	10	1	(8)
Impairment of fixed assets	(1)	(2)	(7)
Share of profits (losses) of associates and joint ventures	(7)	(8)	(9)
Elimination of interests on lease liabilities	10
Operating income	(499)	(519)	(704)
Telecom activities, operating segment, eliminations [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(1,939)	(1,879)	(1,926)
External purchases	3,974	3,990	4,278
Other operating income	(3,396)	(3,468)	(3,741)
Other operating expenses	1,361	1,357	1,389
EBITDAaL	0
Operating income	0
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
External purchases	(96)	(87)	(63)
Other operating income	43	44	78
Other operating expenses	(29)	(33)	(14)
Labor expenses	(73)	(70)	(62)
Operating taxes and levies	(1)	(1)	(1)
Depreciation and amortization of right-of-use assets	(3)
EBITDAaL	(160)
Specific labour expenses	0
Restructuring programs costs	(2)
Depreciation and amortization of fixed assets	(24)	(21)	(4)
Elimination of interests on lease liabilities	0
Operating income	(186)	(169)	(93)
Consolidated net income	€ (185)	€ (168)	€ (94)